Related Party Transactions (Details) - Schedule of Total Amount of Transactions - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Related Party Transactions (Details) - Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	€ 13,003		€ 491		€ 3,854
Purchase of goods and services	(9,710)		(4,839)		(2,180)
Other income			50		21
Other expense	(4,932)		(6,205)		(5,906)
Interest expense	(983)		(61)		(1,995)
Transactions with shareholders [Member]
Related Party Transactions (Details) - Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	2,651	[1]	76	[2]	1,601	[3]
Purchase of goods and services		[1]	(151)	[2]	(26)	[3]
Other income		[1]	15	[2]		[3]
Other expense	122	[1]	(80)	[2]	(457)	[3]
Interest expense	(2,784)	[1]	(2)	[2]	(1,995)	[3]
Transactions with affiliated companies [Member]
Related Party Transactions (Details) - Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	2,644	[1]	262	[2]	2,253	[3]
Purchase of goods and services	(9,616)	[1]	(4,603)	[2]	(2,073)	[3]
Other income		[1]	35	[2]	21	[3]
Other expense	(4,688)	[1]	(6,027)	[2]	(5,402)	[3]
Interest expense	(63)	[1]	(59)	[2]		[3]
Transactions with associated companies [Member]
Related Party Transactions (Details) - Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	7,707	[1]	153	[2]		[3]
Purchase of goods and services	(94)	[1]	(85)	[2]	(81)	[3]
Other income		[1]		[2]		[3]
Other expense	(122)	[1]	(98)	[2]	(47)	[3]
Interest expense		[1]		[2]		[3]

[1]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include sales to Polar EV Charge & Storage AB.
[2]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the share-holders.
[3]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the share-holders.